Stock-based Compensation - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($) individual	Apr. 30, 2014 USD ($) shares	Dec. 31, 2016 USD ($) award_type $ / shares shares	Dec. 31, 2016 USD ($) award_type $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) individual $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock-based compensation categories | award_type			3	3
Increase to additional paid-in capital, stock-based compensation | $				$ 153	$ 17	$ 116
Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options (in dollars per share) | $ / shares				$ 5.83
Exercisable stock options (in shares)			0	0
Issued shares (in shares)			3,098,946	3,360,471	34,498,220	11,950,844
Class M
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options (in dollars per share) | $ / shares				$ 10.43	$ 8.66	$ 9.31
Performance criteria, period following sale of shares prior to or during an IPO				15 months
Performance criteria, period following initial public offering, period one				7 years 6 months
Performance criteria, period following initial public offering, period two				12 months
Performance criteria, period following initial public offering, period three				15 months
Performance criteria, trading days used to determine vesting				90 days
Converted (shares)				(4,467,032)	0	0
Class M shares, convertible (shares)			0	0
Intrinsic value of shares converted | $				$ 117
Cash paid to settle awards | $				$ 14
Class M | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options (in dollars per share) | $ / shares				$ 11.42
Eligible award vesting period following termination				18 months
Fair value of vested awards | $				$ 122	$ 28	$ 17
Converted (shares)				(2,473,456)
Class M shares, convertible (shares)			3,307,697	3,307,697
Unrecognized compensation expense, period to be recognized				1 year 1 month
Unrecognized compensation expense | $			$ 24	$ 24
Class M | Tranche 1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options (in dollars per share) | $ / shares				$ 8.45
Eligible award vesting period following termination				6 months
Fair value of vested awards | $				$ 92	$ 98	$ 49
Converted (shares)				(1,993,576)
Class M shares, convertible (shares)			2,631,542	2,631,542
Unrecognized compensation expense, period to be recognized				1 year 7 months
Unrecognized compensation expense | $			$ 16	$ 16
Class M | Tranche One, Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				20.00%
Class M | Tranche One, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				20.00%
Class M | Tranche One, Period Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				20.00%
Class M | Tranche One, Period Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				20.00%
Class M | Tranche One, Period Five
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				20.00%
Class M | Minimum | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				0.00%
Class M | Maximum | Tranche 2
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting rights				100.00%
Common Class M-4
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period following an IPO				5 years 3 months
Issued shares (in shares)				990,650	5,316,751	0
Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued shares (in shares)				0	10,681,083	16,981,664
Performance-based Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Restricted Stock | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period				3 years
Shares issued during period, other than options (in shares)				238,972	160,754
Weighted average grant date fair value, awards other than options (in dollars per share) | $ / shares			$ 33.41	$ 33.41	$ 26.02
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested in period (in shares)				0
Shares issued during period, other than options (in shares)				329,159
Weighted average grant date fair value, awards other than options (in dollars per share) | $ / shares			$ 33.95	$ 33.95	$ 0.00
2016 Share Incentive Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance			3,500,000	3,500,000
2014 Modification | Class M
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals affected by plan modification | individual						29
Incremental stock-based compensation expense | $						$ 81
2016 Modification | Class M
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of individuals affected by plan modification | individual	27
Incremental stock-based compensation expense | $	$ 42
Increase to additional paid-in capital, stock-based compensation | $	$ 83
2014 Plan | Common Class A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)		3,693,730			442,590
Proceeds from issuance of common stock | $		$ 50			$ 12
Compensation cost associated with shares purchased at discount | $					$ 2	$ 46
Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense, period to be recognized				1 year 1 month
Unrecognized compensation expense | $			$ 4	$ 4
Shares Issued in Satisfaction of Settlement Amounts Under Transaction Advisory Services Agreement | Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued shares (in shares)						6,184,948
Shares Issued in Settlement of Equity Swap Transaction Under Transaction Advisory Services Agreement | Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued shares (in shares)						5,241,935